Document and Entity Information	Oct. 26, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2022
Entity File Number	1-4422
Entity Registrant Name	ROLLINS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0068479
Entity Address State Or Province	GA
Entity Address, Address Line One	2170 Piedmont Road, N.E.
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30324
City Area Code	(404)
Local Phone Number	888-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ROL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000084839
Amendment Flag	false
Entity Information, Former Legal or Registered Name	Not Applicable